   As filed with the Securities and Exchange Commission on September 15, 2004

                                File No. 33-3920
                                File No. 811-4615

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               /  X  /
                                                                       -----

         Pre-Effective Amendment No.                                  /     /
                                     -------                           -----

         Post-Effective Amendment No.    40                           /  X  /
                                      --------                         -----

                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                        /  X  /
                                                                       -----

         Amendment No.    40                                          /  X  /
                       -----------                                     -----


                        HARTFORD HLS SERIES FUND II, INC.

               (Exact Name of Registrant as Specified in Charter)

                P. O. Box 2999, Hartford, Connecticut 06104-2999
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number including Area Code: (860) 843-4586

                             Kevin J. Carr, Esquire
                   The Hartford Financial Services Group, Inc.
                       Life Law Group - Mutual Funds Unit
                              200 Hopmeadow Street
                           Simsbury, Connecticut 06089
                     (Name and Address of Agent for Service)

                                    Copy to:

                            John V. O'Hanlon, Esquire
                                   Dechert LLP
                        200 Clarendon Street, 27th Floor
                           Boston, Massachusetts 02116

It is proposed that this filing will become effective (check appropriate box):

               immediately upon filing pursuant to paragraph (b) of Rule 485
   -----------
       X       on October 15, 2004 pursuant to paragraph (b) of Rule 485
   -----------
               60 days after filing pursuant to paragraph (a)(1) of Rule 485
   -----------
               on                     pursuant to paragraph (a)(1) of Rule 485
   -----------    -------------------

               75 days after filing pursuant to paragraph (a)(2) of Rule 485
   -----------
               on                  pursuant to paragraph (a)(2) of Rule 485
   -----------   -----------------


If appropriate, check the following box:

       X       This post-effective amendment designates a new effective date
   ----------- for a previously filed post-effective amendment.

                        HARTFORD HLS SERIES FUND II, INC.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement consists of the following papers and documents:

--       Cover Sheet
--       Contents of Registration Statement
--       Explanatory Note
--       Signature Page

                                EXPLANATORY NOTE

     This Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A for Hartford HLS Series Fund II, Inc. incorporates by reference the Registrant's Prospectus (Part A), Statement of Additional Information (Part B) and Other Information relating to Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund and Hartford Value Opportunities HLS Fund contained in Post-Effective Amendment No. 37, which was filed with the Securities and Exchange Commission on May 27, 2004 and which was incorporated by reference in Post-Effective Amendment No. 39, which was filed with the Securities and Exchange Commission on August 17, 2004. This Post-Effective Amendment is filed to extend the effective date of Post-Effective Amendment No. 39 to October 15, 2004.

     The Registrant's updated Prospectus, Statement of Additional Information and Other Information, which will include all required current financial statements, will be filed pursuant to Rule 485(b), on or before October 15, 2004.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 15th day of September, 2004.


                                HARTFORD HLS SERIES FUND II, INC.


                                By:               *
                                   ---------------------------------
                                         David M. Znamierowski
                                         Its: President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                              TITLE                      DATE
---------                              -----                      ----

        *                    President                      September 15, 2004
--------------------------   (Chief Executive Officer)
David M. Znamierowski

        *                    Controller & Treasurer         September 15, 2004
--------------------------   (Chief Accounting Officer and
George R. Jay                Chief Financial Officer)


        *                    Director                       September 15, 2004
--------------------------
Lynn S. Birdsong


        *                    Director                       September 15, 2004
--------------------------
Winifred E. Coleman


        *                    Director                       September 15, 2004
--------------------------
Robert M. Gavin, Jr.


        *                    Director                       September 15, 2004
--------------------------
Duane E. Hill



        *                    Chairman of                    September 15, 2004
--------------------------   the Board and
Thomas M. Marra              Director



        *                    Director                       September 15, 2004
--------------------------
Phillip O. Peterson

        *                    Director                       September 15, 2004
--------------------------
Millard H. Pryor, Jr.


        *                    Director                       September 15, 2004
--------------------------
Lowndes A. Smith



/s/ Kevin J. Carr                                           September 15, 2004
-----------------------------
* By Kevin J. Carr
        Attorney-in-fact